Property and Equipment, Net (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expense	$ 106,900	$ 13,618	$ 110,206	$ 154,457
Purchase of property and equipment	$ 63,356	$ 8,071	$ 59,449	$ 25,303